Bernstein Fund, Inc.

Schedule of Investments

International Small Cap Portfolio

December 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.6%
Industrials – 21.7%
Aerospace & Defense – 2.7%
Babcock International Group PLC	738,658	$12,309,599
Garden Reach Shipbuilders & Engineers Ltd.	76,613	2,089,010
LIG Nex1 Co., Ltd.	26,495	7,719,626
QinetiQ Group PLC	230,103	1,363,493
Saab AB - Class B	141,977	8,237,536

		31,719,264

Air Freight & Logistics – 0.8%
Hamakyorex Co., Ltd.	221,600	2,508,775
Logista Integral SA	203,434	7,193,700

		9,702,475

Commercial Services & Supplies – 1.7%
Bilfinger SE	24,187	3,026,272
Binjiang Service Group Co., Ltd. - Class H(a)	779,000	2,381,479
Elis SA	269,705	7,653,006
L&K Engineering Co., Ltd.	157,000	2,751,025
Mitie Group PLC	1,202,939	2,698,180
Parkin Co. PJSC	768,334	1,189,415

		19,699,377

Construction & Engineering – 2.4%
Balfour Beatty PLC	1,908,875	18,206,615
Samsung E&A Co., Ltd.	140,260	2,336,554
Sinopec Engineering Group Co., Ltd. - Class H	2,682,000	2,639,716
United Integrated Services Co., Ltd.	83,000	2,514,342
Ventia Services Group Pty Ltd.(b)	698,936	2,771,366

		28,468,593

Electrical Equipment – 2.3%
Accelleron Industries AG(c)	15,632	1,205,640
Electrical Industries Co.	945,880	2,821,528
Hyosung Heavy Industries Corp.	5,918	7,310,753
Mabuchi Motor Co., Ltd.	137,400	1,263,643
Nexans SA	79,441	11,677,826
Nordex SE(c)	82,909	2,810,195

		27,089,585

Ground Transportation – 1.3%
Dubai Taxi Co. PJSC	2,822,288	1,974,782
Keisei Electric Railway Co., Ltd.	741,100	6,083,786
Maruzen Showa Unyu Co., Ltd.	48,600	2,547,124
Sakai Moving Service Co., Ltd.	117,900	2,156,081
Seino Holdings Co., Ltd.(b)	143,600	2,159,364

		14,921,137

Industrial Conglomerates – 1.2%
Bidvest Group Ltd.(b)	612,701	8,786,858
Hyosung Corp.	69,213	5,506,417

		14,293,275

Company	Shares	U.S. $ Value

Machinery – 5.6%
ANDRITZ AG	31,067	$2,422,560
Burckhardt Compression Holding AG	3,330	2,281,583
DMG Mori Co., Ltd.(b)	256,200	4,317,389
ESAB India Ltd.	31,152	2,115,497
Hong Leong Asia Ltd.	557,500	1,038,601
Hyundai Elevator Co., Ltd.	123,395	7,552,604
Hyundai Rotem Co., Ltd.	52,078	6,792,039
IMI PLC	94,154	3,140,684
Kalmar Oyj - Class B	24,502	1,160,040
Kardex Holding AG (REG)	7,409	2,565,947
Kawasaki Heavy Industries Ltd.	81,300	5,391,531
KION Group AG	109,407	8,645,035
Konecranes Oyj	28,170	3,084,768
Krones AG	16,145	2,557,721
Lonking Holdings Ltd. - Class H	6,629,000	2,526,670
Sany Heavy Equipment International Holdings Co., Ltd. - Class H	2,370,000	2,642,853
Shibaura Machine Co., Ltd.(b)	82,400	2,254,495
Tocalo Co., Ltd.	178,100	2,532,038
Tsubakimoto Chain Co.	151,200	2,232,622

		65,254,677

Marine Transportation – 0.4%
Hoegh Autoliners ASA	220,121	2,130,445
Wallenius Wilhelmsen ASA	273,311	2,721,269

		4,851,714

Passenger Airlines – 0.9%
El Al Israel Airlines(c)	346,167	1,777,433
JET2 PLC	325,143	6,131,498
Norwegian Air Shuttle ASA	1,590,730	2,742,046

		10,650,977

Professional Services – 1.3%
BayCurrent, Inc.	25,400	1,053,178
en, Inc./Japan	447,400	4,409,674
JAC Recruitment Co., Ltd.	348,600	2,368,890
MEITEC Group Holdings, Inc.	118,500	2,682,722
NICE Information Service Co., Ltd.	201,950	2,385,159
Persol Holdings Co., Ltd.	1,333,600	2,475,159

		15,374,782

Transportation Infrastructure – 1.1%
Grupo Aeroportuario del Centro Norte SAB de CV	969,850	13,164,000

		255,189,856

Financials – 16.6%
Banks – 8.3%
Alpha Bank SA	3,046,491	12,804,618
Banco del Bajio SA(a) (b)	989,650	2,503,871
Bank of Cyprus Holdings PLC	601,196	5,611,204
Bank of Ireland Group PLC	706,618	13,514,280
Bank of Nagoya Ltd. (The)	252,200	6,999,020
BAWAG Group AG(a) (c)	71,731	10,803,684
BNK Financial Group, Inc.	229,541	2,525,776
Dah Sing Banking Group Ltd. - Class H	1,158,400	1,589,666

Company	Shares	U.S. $ Value

Hokuhoku Financial Group, Inc.	259,300	$7,593,027
Iyogin Holdings, Inc.	172,500	2,810,835
JB Financial Group Co., Ltd.	425,408	7,574,687
Juroku Financial Group, Inc.	66,900	3,076,820
Mebuki Financial Group, Inc.	1,491,600	9,890,652
Norion Bank AB(c)	347,500	2,588,639
Seven Bank Ltd.	525,000	1,021,847
Shizuoka Financial Group, Inc.	192,900	2,995,103
SpareBank 1 Nord Norge	173,191	2,602,645
Tokyo Kiraboshi Financial Group, Inc.	20,600	1,144,606

		97,650,980

Capital Markets – 2.5%
AJ Bell PLC	370,168	2,201,447
Foresight Group Holdings Ltd.(b)	386,220	2,236,329
JF SmartInvest Holdings Ltd. - Class H	104,500	663,368
KIWOOM Securities Co., Ltd.	13,280	2,669,628
Motilal Oswal Financial Services Ltd.	787,137	7,501,188
Polar Capital Holdings PLC	332,549	2,378,014
Rosebank Industries PLC(c)	1,057,012	4,986,799
Samsung Securities Co., Ltd.	84,626	4,430,469
Sdiptech AB - Class B(c)	21,916	453,616
Yangzijiang Financial Holding Ltd.	7,034,200	2,184,745

		29,705,603

Consumer Finance – 1.2%
Acom Co., Ltd.	825,100	2,606,808
Credit Corp. Group Ltd.	139,807	1,307,305
Credit Saison Co., Ltd.	334,000	8,959,660
FinVolution Group (ADR)	228,750	1,196,363

		14,070,136

Financial Services – 2.4%
BFF Bank SpA(a) (c)	169,936	1,883,289
Financial Partners Group Co., Ltd.	154,200	1,886,595
OSB Group PLC	1,322,768	11,328,233
Piramal Finance Ltd.(c)	277,367	5,051,767
PNB Housing Finance Ltd.(a)	764,889	8,095,940

		28,245,824

Insurance – 2.2%
Beazley PLC	53,954	603,346
Coface SA	138,106	2,540,049
Hiscox Ltd.	463,488	8,862,287
Hyundai Marine & Fire Insurance Co., Ltd.(c)	348,545	7,443,499
Lifenet Insurance Co.(b) (c)	332,400	4,118,918
Protector Forsikring ASA	51,807	2,683,365

		26,251,464

		195,924,007

Information Technology – 14.5%
Communications Equipment – 0.5%
Arcadyan Technology Corp.(c)	181,000	1,000,483
Ituran Location & Control Ltd.	63,300	2,722,533
VTech Holdings Ltd. - Class H	254,800	2,009,708

		5,732,724

Company	Shares	U.S. $ Value

Electronic Equipment, Instruments & Components – 3.7%
Barco NV	158,720	$2,200,149
BOE Varitronix Ltd. - Class H(b)	1,352,000	891,974
Canon Marketing Japan, Inc.	65,100	2,864,372
E Ink Holdings, Inc.	1,251,000	7,859,951
Elite Material Co., Ltd.	309,000	16,189,095
Hanwha Industrial Solutions Co., Ltd./New(c)	177,552	5,530,935
Kaga Electronics Co., Ltd.	85,800	2,124,881
Mycronic AB(b)	40,550	974,027
VusionGroup	8,887	2,122,563
WT Microelectronics Co., Ltd.	552,000	2,405,009

		43,162,956

IT Services – 2.9%
BIPROGY, Inc.	249,500	8,618,506
Computacenter PLC	71,510	2,810,530
Cyient Ltd.	508,880	6,341,309
Data#3 Ltd.	412,510	2,470,342
Digital Garage, Inc.	319,700	5,510,768
Future Corp.	94,800	1,199,249
Mastek Ltd.	167,453	3,828,023
NSD Co., Ltd.	34,700	767,384
One Software Technologies Ltd.	96,231	2,662,744

		34,208,855

Semiconductors & Semiconductor Equipment – 5.6%
Elan Microelectronics Corp.	294,000	1,107,161
Faraday Technology Corp.	110,497	598,192
HPSP Co., Ltd.	253,745	5,910,454
King Yuan Electronics Co., Ltd.	1,374,000	10,815,962
Macronix International Co., Ltd.(c)	4,647,000	5,847,276
Melexis NV(b)	29,727	1,995,357
MPI Corp.	40,000	2,859,772
Nanya Technology Corp.(c)	2,542,000	15,601,975
Rorze Corp.(b)	526,700	7,550,042
Sanken Electric Co., Ltd.(b) (c)	150,600	5,549,457
Shibaura Mechatronics Corp.	25,900	3,129,777
Tri Chemical Laboratories, Inc.	321,100	5,536,038

		66,501,463

Software – 0.9%
Birlasoft Ltd.	119,376	574,549
Magic Software Enterprises Ltd.	93,240	2,426,836
Plus Alpha Consulting Co., Ltd.	126,500	1,937,468
Systena Corp.	837,000	2,751,679
Technology One Ltd.	63,478	1,177,293
WingArc1st, Inc.	69,800	1,621,650

		10,489,475

Technology Hardware, Storage & Peripherals – 0.9%
Chenbro Micom Co., Ltd.	254,000	8,082,173

Company	Shares	U.S. $ Value

Wacom Co., Ltd.	479,700	$2,486,715
		10,568,888

		170,664,361

Consumer Discretionary – 11.5%
Automobile Components – 2.7%
Banco Products India Ltd.	122,525	936,574
Musashi Seimitsu Industry Co., Ltd.	268,000	4,368,857
Niterra Co., Ltd.	75,600	3,330,806
Opmobility	158,220	2,953,937
PWR Holdings Ltd.(b)	353,813	1,851,289
Schaeffler AG	282,321	2,748,612
Toyo Tire Corp.	334,100	9,272,303
Toyoda Gosei Co., Ltd.	102,100	2,574,016
Toyota Boshoku Corp.	161,600	2,600,077
Valeo SE	111,550	1,513,839

		32,150,310

Automobiles – 0.3%
Piaggio & C SpA(b)	1,526,259	3,244,461

Broadline Retail – 0.7%
Mercari, Inc.(c)	431,900	8,695,802

Diversified Consumer Services – 0.3%
Alef Education Holding PLC	8,432,820	2,525,656
ME GROUP INTERNATIONAL PLC	256,962	522,031

		3,047,687

Hotels, Restaurants & Leisure – 0.6%
Atour Lifestyle Holdings Ltd. (ADR)	67,935	2,676,639
Jollibee Foods Corp.	1,552,370	4,741,786

		7,418,425

Household Durables – 1.4%
Bellway PLC	212,612	7,828,717
Casio Computer Co., Ltd.	1,123,200	9,105,601

		16,934,318

Leisure Products – 2.4%
BRP, Inc.(b)	103,476	7,316,561
Dream International Ltd. - Class H	2,050,500	2,163,080
Sankyo Co., Ltd.	148,700	2,413,532
Sega Sammy Holdings, Inc.	440,400	6,875,464
Technogym SpA(a)	151,849	2,865,671
Tsuburaya Fields Holdings, Inc.	501,600	5,924,100

		27,558,408

Specialty Retail – 0.4%
Aritzia, Inc.(c)	14,417	1,232,622
Lovisa Holdings Ltd.(b)	58,338	1,136,079
Pet Valu Holdings Ltd.	110,209	2,239,429

		4,608,130

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 2.7%
Arvind Ltd.	1,616,242	$5,720,917
Burberry Group PLC(c)	408,859	6,952,261
Coats Group PLC	1,866,425	2,121,210
JNBY Design Ltd. - Class H(a)	810,000	2,019,811
Li Ning Co., Ltd. - Class H	2,040,000	4,901,749
Makalot Industrial Co., Ltd.	201,140	1,846,233
Marimekko Oyj(b)	169,172	2,564,011
Mavi Giyim Sanayi Ve Ticaret AS - Class B(a)	1,046,282	1,059,029
Yue Yuen Industrial Holdings Ltd. - Class H(b)	2,303,500	4,723,311

		31,908,532

		135,566,073

Materials – 8.8%
Chemicals – 2.9%
Castrol India Ltd.	1,147,102	2,460,469
FUCHS SE (Preference Shares)	13,422	597,771
Fufeng Group Ltd. - Class H	2,447,000	2,483,670
Gulf Oil Lubricants India Ltd.	169,190	2,267,161
Kumho Petrochemical Co., Ltd.	87,189	7,302,611
Omnia Holdings Ltd.	512,487	2,441,767
TKG Huchems Co., Ltd.	149,759	1,967,467
Tosoh Corp.	420,800	6,323,439
Zeon Corp.	739,700	8,465,805

		34,310,160

Construction Materials – 0.5%
Shinagawa Refra Co., Ltd.	167,600	2,262,800
Vicat SACA	33,726	3,001,286

		5,264,086

Containers & Packaging – 0.4%
EPL Ltd.	2,133,769	5,094,830

Metals & Mining – 4.8%
Aneka Tambang Tbk	13,447,000	2,533,171
Capstone Copper Corp.(c)	870,431	8,738,872
Centerra Gold, Inc.	185,866	2,675,831
Endeavour Mining PLC	172,928	8,904,995
Foran Mining Corp.(c)	1,958,457	7,191,449
Labrador Iron Ore Royalty Corp.(b)	229,724	4,999,349
Lundin Mining Corp.	604,752	12,997,839
Orla Mining Ltd.	198,562	2,670,544
Perenti Ltd.	1,445,562	2,683,082
Resolute Mining Ltd.(c)	3,055,580	2,474,824
Wesdome Gold Mines Ltd.(c)	71,735	1,188,484

		57,058,440

Paper & Forest Products – 0.2%
Interfor Corp.(b) (c)	372,760	2,324,743

		104,052,259

Real Estate – 5.6%
Diversified REITs – 0.5%
British Land Co. PLC (The)	524,794	2,847,742
Sekisui House Reit, Inc.	4,330	2,485,420

		5,333,162

Company	Shares	U.S. $ Value

Health Care REITs – 1.1%
Aedifica SA	41,418	$3,278,434
Cofinimmo SA	37,268	3,459,430
Primary Health Properties PLC	4,610,651	6,071,619

		12,809,483

Office REITs – 0.6%
AREIT, Inc.	3,598,100	2,660,389
Brookfield India Real Estate Trust(a)	669,450	2,473,579
CLS Holdings PLC(b)	3,008,649	2,441,417

		7,575,385

Real Estate Management & Development – 2.3%
Cury Construtora e Incorporadora SA	394,300	2,319,364
Deyaar Development PJSC	8,022,926	2,228,941
Katitas Co., Ltd.	383,000	7,788,472
Kerry Properties Ltd. - Class H	911,500	2,375,881
Starts Corp., Inc.(b)	81,500	2,493,299
TAG Immobilien AG	511,478	7,921,678
Tokyu Fudosan Holdings Corp.	269,600	2,462,796

		27,590,431

Residential REITs – 0.2%
Morguard North American Residential Real Estate Investment Trust	183,243	2,318,991

Retail REITs – 0.9%
Charter Hall Retail REIT	2,328,019	6,314,186
Hamborner REIT AG	429,972	2,255,907
Sasseur Real Estate Investment Trust(a) (c)	4,411,300	2,331,496

		10,901,589

		66,529,041

Energy – 4.8%
Energy Equipment & Services – 1.2%
Modec, Inc.	36,000	2,732,923
NMDC Energy	3,013,972	1,911,944
Saipem SpA(b)	1,981,893	5,610,730
Technip Energies NV	40,020	1,524,035
Trican Well Service Ltd.(b)	519,843	2,249,730

		14,029,362

Oil, Gas & Consumable Fuels – 3.6%
Baytex Energy Corp.	2,316,135	7,492,361
Delek Group Ltd.	10,160	2,711,609
Great Eastern Shipping Co., Ltd. (The) - Class F	564,147	7,100,856
Hafnia Ltd.	105,700	569,354
Harbour Energy PLC	457,995	1,204,979
Headwater Exploration, Inc.(b)	397,685	2,714,880
Karoon Energy Ltd.(b)	2,355,070	2,418,203
Oil India Ltd.	1,354,026	6,406,522
Paladin Energy Ltd.(b) (c)	1,082,008	6,858,202

Company	Shares	U.S. $ Value

Paramount Resources Ltd. - Class A(b)	81,768	$1,441,090
Secure Waste Infrastructure Corp.(b)	199,328	2,508,029
Serica Energy PLC	333,896	784,259

		42,210,344

		56,239,706

Consumer Staples – 3.8%
Beverages – 2.2%
Carlsberg Brewery Malaysia Bhd - Class B	609,200	2,507,000
Coca-Cola Bottlers Japan Holdings, Inc.	394,300	7,966,889
Embotelladora Andina SA (Preference Shares) - Class B	619,400	2,901,590
Heineken Malaysia Bhd	427,100	2,416,195
Royal Unibrew A/S	113,496	10,241,558

		26,033,232

Consumer Staples Distribution & Retail – 0.3%
Life Corp.	155,000	2,529,239
Migros Ticaret AS	56,999	692,587

		3,221,826

Food Products – 1.0%
AVI Ltd.	461,666	2,941,169
Nichirei Corp.	523,400	6,222,532
Rogers Sugar, Inc.(b)	538,520	2,334,483

		11,498,184

Personal Care Products – 0.3%
Al Majed for Oud Co.	71,170	2,509,220
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	46,595,200	1,508,930

		4,018,150

		44,771,392

Health Care – 3.3%
Biotechnology – 0.3%
BioGaia AB - Class B	207,151	2,382,154
Telix Pharmaceuticals Ltd.(b) (c)	148,720	1,111,747

		3,493,901

Health Care Equipment & Supplies – 1.3%
Chularat Hospital PCL - Class F	19,549,900	930,800
Classys, Inc.	189,173	7,143,498
Convatec Group PLC(a)	1,830,556	5,976,603
Japan Lifeline Co., Ltd.	115,800	1,163,062

		15,213,963

Health Care Providers & Services – 0.5%
Fleury SA	828,400	2,267,279
Netcare Ltd.	1,226,440	1,172,376
Odontoprev SA	1,066,380	2,178,259

		5,617,914

Company	Shares	U.S. $ Value

Life Sciences Tools & Services – 0.1%
Chemometec A/S	8,572	$917,410

Pharmaceuticals – 1.1%
Chong Kun Dang Pharmaceutical Corp.	9,044	519,844
Consun Pharmaceutical Group Ltd. - Class H	1,199,000	2,413,362
H Lundbeck A/S	382,224	2,582,463
Hikma Pharmaceuticals PLC	9,882	206,009
Jamjoom Pharmaceuticals Factory Co.	61,000	2,311,247
Mega Lifesciences PCL	2,049,000	2,178,750
Neuren Pharmaceuticals Ltd.(c)	72,730	898,380
Procter & Gamble Health Ltd.	34,872	2,215,403

		13,325,458

		38,568,646

Utilities – 3.1%
Electric Utilities – 0.2%
Enea SA	469,770	2,539,257

Gas Utilities – 0.9%
Nippon Gas Co., Ltd.	390,300	7,401,804
Perusahaan Gas Negara Tbk PT	23,117,000	2,641,583

		10,043,387

Independent Power and Renewable Electricity Producers – 0.9%
Capital Power Corp.(b)	246,185	10,501,717

Multi-Utilities – 0.9%
REN - Redes Energeticas Nacionais SGPS SA	712,020	2,690,202
Sembcorp Industries Ltd.(b)	1,601,000	7,484,056

		10,174,258

Water Utilities – 0.2%
Cia De Sanena Do Parana	363,100	2,655,118

		35,913,737

Communication Services – 2.9%
Diversified Telecommunication Services – 0.9%
Gamma Communications PLC	211,440	2,633,498
Magyar Telekom Telecommunications PLC	490,560	2,686,020
NOS SGPS SA	465,130	2,192,575
Telkom SA SOC Ltd.	830,077	2,957,901

		10,469,994

Entertainment – 1.5%
Anycolor, Inc.	25,100	774,299
GungHo Online Entertainment, Inc.	341,400	5,483,657
International Games System Co., Ltd.	362,400	8,314,774
NetDragon Websoft Holdings Ltd. - Class H	1,526,500	2,050,964
Soft-World International Corp.	193,000	607,096

		17,230,790

Interactive Media & Services – 0.1%
SOOP Co., Ltd.	23,333	1,096,588

Media – 0.4%
4imprint Group PLC	13,930	716,972

Company	Shares	U.S. $ Value

Kadokawa Corp.	228,000	$4,616,450

		5,333,422

		34,130,794

Total Common Stocks (cost $894,744,107)		1,137,549,872

SHORT-TERM INVESTMENTS – 2.9%
Investment Companies – 2.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(d) (e) (f) (cost $34,221,481)	34,221,481	34,221,481

Total Investments Before Security Lending Collateral for Securities Loaned – 99.5% (cost $928,965,588)		1,171,771,353

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
Investment Companies – 2.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.61%(d) (e) (f) (cost $24,908,493)	24,908,493	24,908,493

Total Investments – 101.6% (cost $953,874,081)(g)		1,196,679,846
Other assets less liabilities – (1.6)%		(18,274,358)

Net Assets – 100.0%		$1,178,405,488

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	USD	4,516	GBP	3,360	02/26/2026	$12,187
Bank of America NA	KRW	66,741,824	USD	47,673	01/09/2026	1,398,121
Bank of America NA	JPY	2,338,608	USD	15,517	01/23/2026	564,086
Bank of America NA	USD	47,014	AUD	72,343	01/28/2026	1,270,514
Bank of America NA	USD	27,669	CHF	22,029	01/29/2026	210,590
Bank of America NA	USD	3,283	SGD	4,210	02/26/2026	3,940
Barclays Capital, Inc.	USD	4,238	CNH	30,091	01/16/2026	78,337
Barclays Capital, Inc.	JPY	642,117	USD	4,143	01/23/2026	37,437
Barclays Capital, Inc.	USD	9,245	JPY	1,393,936	01/23/2026	(332,689)
Barclays Capital, Inc.	USD	3,578	CAD	4,911	02/05/2026	5,456
Barclays Capital, Inc.	GBP	2,455	USD	3,277	02/26/2026	(31,552)
Barclays Capital, Inc.	ZAR	54,540	USD	3,242	02/26/2026	(39,422)
BNP Paribas SA	MXN	181,231	USD	9,998	03/12/2026	(1,479)
Citibank NA	BRL	17,505	USD	3,142	01/05/2026	(52,888)
Citibank NA	USD	3,181	BRL	17,505	01/05/2026	13,150
Citibank NA	JPY	488,763	USD	3,211	01/23/2026	86,042
Citibank NA	USD	2,590	NZD	4,566	01/28/2026	41,290
Citibank NA	USD	3,118	BRL	17,505	02/03/2026	51,950
Citibank NA	USD	4,917	INR	444,586	02/10/2026	12,870
Citibank NA	USD	4,242	INR	377,511	02/10/2026	(55,209)
Citibank NA	TWD	709,338	USD	23,033	02/12/2026	483,997
Deutsche Bank AG	JPY	669,089	USD	4,307	01/23/2026	29,038

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	USD	4,121	JPY	630,187	01/23/2026	$(91,506)
Deutsche Bank AG	USD	5,865	INR	522,204	02/10/2026	(74,360)
Deutsche Bank AG	GBP	24,792	USD	33,009	02/26/2026	(405,523)
Goldman Sachs Bank USA	JPY	1,000,114	USD	6,420	01/23/2026	25,915
Goldman Sachs Bank USA	USD	12,058	JPY	1,859,920	01/23/2026	(166,086)
Goldman Sachs Bank USA	CAD	4,740	USD	3,470	02/05/2026	11,542
Goldman Sachs Bank USA	USD	5,825	MYR	24,090	02/12/2026	124,714
HSBC Bank USA	KRW	4,264,403	USD	3,030	01/09/2026	73,088
HSBC Bank USA	KRW	4,599,257	USD	3,167	01/09/2026	(21,973)
HSBC Bank USA	USD	9,741	KRW	14,253,386	01/09/2026	141,532
HSBC Bank USA	USD	4,988	TRY	218,005	01/14/2026	56,445
HSBC Bank USA	CNH	30,091	USD	4,284	01/16/2026	(32,674)
HSBC Bank USA	TWD	105,213	USD	3,370	02/12/2026	24,883
JPMorgan Chase Bank	JPY	500,030	USD	3,230	01/23/2026	33,298
JPMorgan Chase Bank	CAD	4,258	USD	3,048	02/05/2026	(59,300)
Morgan Stanley Capital Services, Inc.	BRL	17,505	USD	3,181	01/05/2026	(13,150)
Morgan Stanley Capital Services, Inc.	USD	3,222	BRL	17,505	01/05/2026	(27,014)
Morgan Stanley Capital Services, Inc.	USD	6,166	KRW	8,878,051	01/09/2026	(10,658)
Morgan Stanley Capital Services, Inc.	PHP	372,397	USD	6,369	01/16/2026	52,400
Morgan Stanley Capital Services, Inc.	JPY	2,412,727	USD	15,612	01/23/2026	185,498
Morgan Stanley Capital Services, Inc.	USD	5,781	JPY	893,039	01/23/2026	(70,895)
Morgan Stanley Capital Services, Inc.	EUR	30,802	USD	35,750	01/29/2026	(489,404)
Morgan Stanley Capital Services, Inc.	USD	3,036	EUR	2,622	01/29/2026	48,758
Morgan Stanley Capital Services, Inc.	USD	3,413	EUR	2,900	01/29/2026	(1,357)
Morgan Stanley Capital Services, Inc.	USD	3,864	NOK	39,091	02/13/2026	14,475
Morgan Stanley Capital Services, Inc.	USD	19,339	ILS	61,936	03/12/2026	114,039
Standard Chartered Bank	KRW	5,704,424	USD	4,001	01/09/2026	45,835
Standard Chartered Bank	KRW	4,710,764	USD	3,219	01/09/2026	(46,889)
Standard Chartered Bank	INR	275,807	USD	3,079	02/10/2026	20,049
Standard Chartered Bank	INR	287,495	USD	3,181	02/10/2026	(7,000)
Standard Chartered Bank	TWD	149,554	USD	4,801	02/12/2026	47,102
Standard Chartered Bank	USD	10,182	TWD	314,324	02/12/2026	(189,430)
State Street Bank & Trust Co.	KRW	4,601,825	USD	3,141	01/09/2026	(49,739)
State Street Bank & Trust Co.	USD	4,901	JPY	765,282	01/23/2026	(8,241)
State Street Bank & Trust Co.	USD	5,133	EUR	4,396	01/29/2026	38,924
State Street Bank & Trust Co.	USD	3,173	INR	287,327	02/10/2026	13,136
UBS	USD	4,890	JPY	755,667	01/23/2026	(58,246)
UBS	USD	4,306	EUR	3,710	01/29/2026	58,472
UBS	USD	5,611	EUR	4,758	01/29/2026	(12,789)
UBS	USD	12,208	CAD	17,032	02/05/2026	219,869
UBS	NOK	39,091	USD	3,875	02/13/2026	(2,993)
UBS	USD	22,517	SEK	212,126	02/13/2026	571,175

						$3,867,688

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2025, the aggregate market value of these securities amounted to $42,394,452 or 3.6% of net assets.

(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.

(e)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(f)	Affiliated investments.
(g)

As of December 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $294,469,280 and gross unrealized depreciation of investments was $(47,795,827), resulting in net unrealized appreciation of $246,673,453.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNH – Chinese Yuan Renminbi (Offshore)

EUR – Euro

GBP – Great British Pound

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PHP – Philippine Peso

SEK – Swedish Krona

SGD – Singapore Dollar

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

PJSC – Public Joint Stock Company

REG – Registered Shares

REIT – Real Estate Investment Trust

COUNTRY BREAKDOWN1

December 31, 2025 (unaudited)

23.7%	Japan
10.6%	United Kingdom
8.0%	South Korea
7.5%	Taiwan
6.0%	India
5.5%	Canada
3.1%	China
2.8%	France
2.7%	Australia
2.6%	Germany
1.6%	South Africa
1.4%	Chile
1.3%	Mexico
20.3%	Other
2.9%	Short-Term Investments

100.0%	Total Investments

[1]

The Portfolio’s country breakdown is expressed as a percentage of total investments and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Schedule of Investments” section of the report for additional details). “Other” country weightings represent 1.2% or less in the following: Austria, Belgium, Brazil, Cyprus, Denmark, Finland, Greece, Hong Kong, Hungary, Indonesia, Ireland, Israel, Italy, Jersey (Channel Islands), Malaysia, Norway, Philippines, Poland, Portugal, Saudi Arabia, Singapore, Spain, Sweden, Switzerland, Thailand, Turkey, United Arab Emirates and United States.

Bernstein Fund, Inc.

International Small Cap Portfolio

December 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Industrials	$27,288,754	$227,901,102	$—	$255,189,856
Financials	15,940,247	179,983,760	—	195,924,007
Information Technology	2,722,533	167,941,828	—	170,664,361

Investments in Securities:	Level 1	Level 2		Level 3	Total
Consumer Discretionary	$18,153,987	$117,412,086		$—	$135,566,073
Materials	51,692,106	52,360,153		—	104,052,259
Real Estate	7,420,797	59,108,244		—	66,529,041
Energy	16,406,090	39,833,616		—	56,239,706
Consumer Staples	12,215,411	32,555,981		—	44,771,392
Health Care	3,387,779	35,180,867		—	38,568,646
Utilities	13,191,919	22,721,818		—	35,913,737
Communication Services	5,591,399	28,539,395		—	34,130,794
Short-Term Investments	34,221,481	—		—	34,221,481
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	24,908,493	—		—	24,908,493

Total Investments in Securities	233,140,996	963,538,850	(a)	—	1,196,679,846
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	6,220,154		—	6,220,154
Liabilities:
Forward Currency Exchange Contracts	—	(2,352,466)		—	(2,352,466)

Total	$233,140,996	$967,406,538		$—	$1,200,547,534

(a)

A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2025 is as follows:

Fund	Market Value 09/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$28,689	$83,691	$78,159	$34,221	$198
AB Government Money Market Portfolio*	24,019	26,651	25,762	24,908	171
Total	$52,708	$110,342	$103,921	$59,129	$369

*	Investments of cash collateral for securities lending transactions.